INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2025	2024

Raw materials	$1,075	$642
Work in progress	577	695
Finished products	3,939	3,620

	$5,591	$4,957